(Loss) Income Per Share	6 Months Ended
Mar. 31, 2024
(Loss) Income Per Share [Abstract]
(LOSS) INCOME PER SHARE
11.	(LOSS) INCOME PER SHARE

The following table sets forth the computation of basic and diluted (loss) earnings per share for the periods indicated:

	For the Six Months Ended March 31,
	2023	2024
	RMB	RMB	USD
Net (loss) income	(43,325)	387,426	53,658

Weighted average number of ordinary shares used in computing net loss per share—Basic and diluted*	2,771,593,703,900	2,837,892,046,400	2,837,892,046,400

Net (loss) earnings per share — Basic and diluted	(0.00)	0.00	0.00
Net loss per share from continuing operations—Basic and diluted	(0.00)	(0.00)	(0.00)
Net (loss) earnings from per share discontinued operations—Basic and diluted	(0.00)	0.00	0.00

For the six months ended March 31, 2023 and 2024, weighted average ordinary shares included 359,002,700 and 718,00,5400 stock options (after giving effects to share subdivision in September 2023), which were vest but unexercised as of March 31, 2023 and 2024, respectively. The Company included the stock options because they are exercisable at RMB nil.

For the six months ended March 31, 2023 and 2022, potential ordinary shares from 3,410,000,000 and 3,410,000,000 options have not been reflected in the calculation of diluted net loss per share as their inclusion would have been anti-dilutive.